Variable Interest Entities (''VIE'') (Tables)	12 Months Ended
Dec. 31, 2018
Balance Sheet [Member]
Variable Interest Entity [Line Items]
Schedule of VIEs and other group entities
	As of December 31,
	2017	2018
	RMB	RMB
Total assets	—	—
Total liabilities	—	146,512

Income Statement [Member]
Variable Interest Entity [Line Items]
Schedule of VIEs and other group entities
	Year Ended December 31,
	2016(1)	2017(2)	2018(2)
	RMB	RMB	RMB
Net revenues	33,679	—	—
Net loss	(4,598)	—	—
Net cash used in operating activities	(11,536)	—	—
Net cash generated from investing activities	2,601	—	—
Net cash generated from financing activities	—	—	—

(1)	Represents the results and cash flows of Shenzhen Dianliang Information Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd. before the restructuring as explained in note 8(a) above.

(2)	During 2017, there was no VIE. During 2018, the VIEs are related to the 521 Plan as explained in note 8(b) above, which did not have any operation or cash flows activities during 2018.